LONG-TERM DEBT - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Disclosure of detailed information about borrowings [line items]
Debt Issuance Costs Incurred During Noncash Or Partial Noncash Transaction1		$ 0	$ (1,000,000)
Payments for debt issue costs		(1,000,000)	(6,000,000)
Costs on early extinguishment of 2020 Notes		0	(10,000,000)
Amortization of debt issue costs		$ 2,000,000	2,000,000
Senior Secured Notes Due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.375%
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.25%
Senior Secured Notes Due June 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.75%
Payments for debt issue costs		$ 0	6,000,000
Revolving Bank Line
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	$ (1,000,000)
Maximum borrowing capacity		300,000,000		$ 245,000,000
Bank overdrafts		0	0
Letters of credit		8,000,000	8,000,000
Unutilized borrowing facilities		292,000,000	$ 237,000,000
Minimum tangible net worth		$ 500,000,000
Maximum net debt to total capitalization		65.00%
Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%	5.70%